27. Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	R$ 1,026,862	R$ 562,207	R$ 1,072,332	R$ 1,898,773
Short-term investments	955,589	431,233
Restricted cash	268,047	168,769
Fair Value [Member]
Assets
Cash and cash equivalents	434,295	269,797
Short-term investments	955,589	431,233
Restricted cash	268,047	168,769
Derivative assets	40,647	3,817
Trade receivables	0	0
Deposits	0	0
Other assets	0	0
Liabilities
Debt	0	0
Suppliers	0	0
Derivative liabilities	34,457	89,211
Operating leases	0	0
Book Value [Member]
Assets
Cash and cash equivalents	592,567	292,410
Short-term investments	0	0
Restricted cash	0	0
Derivative assets	0	0
Trade receivables	936,478	760,237
Deposits	655,244	756,810
Other assets	123,721	118,058
Liabilities
Debt	7,105,667	6,379,220
Suppliers	1,471,150	1,111,514
Derivative liabilities	0	0
Operating leases	R$ 139,110	R$ 7,233